Stock-Based Compensation Plan - number of options outstanding and weighted average exercise price related to the shares (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2011 Stock Option Plans
Weighted Average Remaining Contractual Term (Years)
Outstanding			1 year 8 months 1 day
Exercisable			1 year 8 months 1 day
2017 Stock Option Plan
Weighted Average Exercise Price Per Share (in whole dollars)
Exercisable, Ending balance	$ 6.21
Stock option
Weighted Average Exercise Price Per Share (in whole dollars)
Exercisable, Ending balance	$ 6.55
Stock option | 2011 Stock Option Plan
Number of Shares
Outstanding, Beginning balance	1,571,205	1,571,205	1,571,205
Granted	0	0	0	0	0
Forfeited	0
Outstanding, Ending balance	1,515,146	1,571,205	1,571,205	1,571,205
Exercisable, Ending balance	1,515,146
Vested, Ending balance	1,515,146	1,482,528
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 0.59	$ 0.59	$ 0.59
Granted	0.00
Forfeited	0.00
Outstanding, Ending balance	0.58	0.59	$ 0.59	$ 0.59
Exercisable, Ending balance	0.58
Vested, Ending balance	$ 0.58	$ 0.59
Weighted Average Remaining Contractual Term (Years)
Outstanding	1 year 5 months 27 days
Exercisable	1 year 5 months 27 days
Stock option | 2011 Stock Option Plans
Number of Shares
Outstanding, Beginning balance	1,571,205	1,571,205	1,571,205	1,647,650	1,785,251
Forfeited				(76,445)	(137,601)
Outstanding, Ending balance			1,571,205	1,571,205	1,647,650
Exercisable, Ending balance			1,494,377
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 0.59	$ 0.59	$ 0.59	$ 0.60	$ 0.59
Forfeited				0.67	0.55
Outstanding, Ending balance			0.59	$ 0.59	$ 0.60
Exercisable, Ending balance			$ 0.59
Weighted Average Remaining Contractual Term (Years)
Outstanding			1 year 8 months 1 day
Exercisable			1 year 8 months 1 day
Stock option | 2017 Stock Option Plan
Number of Shares
Outstanding, Beginning balance	3,961,658	2,845,557	2,845,557	2,599,669
Granted			1,116,101	1,569,676	2,665,921
Forfeited				(1,323,787)	(66,253)
Outstanding, Ending balance			3,961,658	2,845,557	2,599,669
Vested, Ending balance	3,538,672
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 0.92	$ 0.92	$ 0.92	$ 0.92
Granted			0.92	0.92	$ 0.92
Forfeited			0.92	0.92	0.92
Outstanding, Ending balance	$ 0.92		$ 0.92	$ 0.92	$ 0.92
Weighted Average Remaining Contractual Term (Years)
Outstanding			8 years 5 months 16 days
Exercisable			0 years